Segment reporting and information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [line items]
Summary of Operating Segments

Segment results are as follows for the year ended December 31, 2023:

	For the year ended December 31, 2023
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	0	5,390	0	5,390
Operating income/(loss)	(16,672)	(53,984)	(8,507)	(79,163)
Financial income				911
Financial costs				(16,035)
Net foreign exchange gain/(loss)				562
Financial result				(14,562)
Share of profit of equity-accounted investees, net of tax				(355)
Profit/(loss) before tax				(94,080)
Income tax expense				552
Consolidated net profit/(loss)				(93,528)

Segment results are as follows for the year ended December 31, 2022:

	For the year ended December 31, 2022
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	1,384	3,038	0	4,422
Operating profit/loss	(20,929)	(46,773)	(6,088)	(73,790)
Interest and similar expenses				(2,545)
Net foreign currency gain/(loss)				2,574
Net finance income/(costs)				29
Share of profit of equity-accounted investees, net of tax				(45)
Profit/(loss) before tax				(73,806)
Income tax expense				24
Consolidated net profit/(loss)				(73,782)

Segment results are as follows for the year ended December 31, 2021:

	For the year ended December 31, 2021
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	0	2,355	0	2,355
Operating profit/loss	(10,793)	(30,082)	(1,489)	(42,364)
Interest and similar income				(2,148)
Net foreign currency gain/(loss)				826
Net finance income/(costs)				(1,322)
Profit/(loss) before tax				(43,686)
Income tax expense				(1,791)
Consolidated net profit/(loss)				(45,477)

Summary of Not allocated Costs

"Not allocated" costs include the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
D&O insurance and other costs related the stock listing	3,796	4,715	682
Costs related to financing acitivities	2,649	0	0
Cost for the audit of the financial statements	1,568	951	538
Supervisory Board remuneration	494	422	269
Total not allocated costs	8,507	6,088	1,489

Summary of Revenue and Non-Current Assets Breakage Based on Geographical Areas

Non-current assets are allocated to the location of the respective asset:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Germany
Intangible assets	13,336	18,058	19,969
Property, plant, and equipment	20,007	18,589	14,490
Right-of-use assets	24,497	6,447	6,053
Total - Germany	57,840	43,094	40,512
USA
Property, plant, and equipment	2,929	3,720	2,278
Right-of-use assets	1,671	2,335	2,774
Total - USA	4,600	6,055	5,052
Total	62,440	49,149	45,564

Air
Disclosure of operating segments [line items]
Summary of Operating Segments

The segment AIR result includes:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Impairment of intangible assets	3,308	0	0
Impairment of property, plant and equipment	1,172	0	0
Write-downs of inventories	9,592	1,500	0
Segment AIR - Total impairment and write-downs	14,072	1,500	0

Space
Disclosure of operating segments [line items]
Summary of Operating Segments

The segment SPACE result includes:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Impairment of intangible assets	0	1,531	0
Write-downs of inventories	783	5,983	2,501
Impairment loss on trade receivables	337	0	0
Segment SPACE - Total impairment and write-downs	1,120	7,514	2,501